Material accounting policies - Summary Of Estimated Useful Lives For Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Computers | Minimum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	2 years
Computers | Maximum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	3 years
Building and renovation | Minimum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	3 years
Building and renovation | Maximum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	5 years
Motor vehicles | Minimum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	5 years
Motor vehicles | Maximum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	7 years
Office and other equipment | Minimum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	4 years
Office and other equipment | Maximum
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	5 years